Lease	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Lease

9. Lease

Operating leases as lessor

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease. The lease terms are between 1 month to 36 months. The leases do not contain contingent payments. At March 31, 2023, the minimum future rental income to be received is as follows:

Year ending March 31, 2024	$584
Year ending March 31, 2025	190
Total minimum future rental income	$774

The following table represents lease income recognized in the consolidated statements of comprehensive income:

	March 31,
	2022	2023

Operating lease income	$2,418	$1,450
Other information:
Operating cash flows from operating leases as lessor	$2,539	$1,698

Operating leases as lessee

The Company leases premises and warehouses under various operating leases, certain of which contain escalation clauses. As of March 31, 2022 and 2023, the Company had no material operating lease arrangement with lease terms over 1 year.

The following table represents lease costs recognized in the Company’s consolidated statements of comprehensive income for the year ended March 31, 2021, 2022 and 2023. Lease costs are included in cost of sales, selling, general and administrative expense on the Company’s consolidated statements of comprehensive income.

	Year ended March 31,
	2021	2022	2023

Operating lease costs	$71	$111	$76
Total leases costs	$71	$111	$76

	Year ended March 31,
	2021	2022	2023

Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease	$71	$111	$76